Allowance for expected credit losses - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	£ 4,084	£ 4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	9
Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	8	15
UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,105	1,207
Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	699	666
Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	887	943
Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	2,691	2,816
Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,022	1,698
Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	4	4
Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	3,717	4,518
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	11	9
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	3,736	4,542
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	26	38
Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	322	323
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,091	855
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	9
Stage 1 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	8	13
Stage 1 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	161	91
Stage 1 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	168	120
Stage 1 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	339	275
Stage 1 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	668	486
Stage 1 £m | Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	232	214
Stage 1 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
Stage 1 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	900	700
Stage 1 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	7	8
Stage 1 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	915	721
Stage 1 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	16	0
Stage 1 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	160	134
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,629	1,995
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	2
Stage 2 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	374	552
Stage 2 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	401	433
Stage 2 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	320	409
Stage 2 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,095	1,394
Stage 2 £m | Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	372	414
Stage 2 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
Stage 2 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,467	1,808
Stage 2 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	2	0
Stage 2 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,469	1,810
Stage 2 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
Stage 2 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	160	185
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,151	1,800
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
Stage 3 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	357	311
Stage 3 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	130	113
Stage 3 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	228	259
Stage 3 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	715	683
Stage 3 £m | Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	418	1,070
Stage 3 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	4	4
Stage 3 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,137	1,757
Stage 3 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	2	1
Stage 3 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,139	1,758
Stage 3 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	10	38
Stage 3 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	2	4
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	213	253
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	213	253
POCI £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	213	253
POCI £m | Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	213	253
POCI £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	213	253
POCI £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	0	0
POCI £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	£ 0	£ 0